CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) (Q2) - USD ($) $ in Thousands	Common Stock Warrant [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2015		$ 11,616	$ 12,936		$ (216)
Balance (in shares) at Dec. 31, 2015		4,646,225
Net income						$ 1,341
Stock-based compensation			60
Exercise of stock options		$ 3	0
Exercise of stock options (in shares)		1,250
Restricted stock vesting		$ 8	(8)
Restricted stock vesting (in shares)		3,333
Other comprehensive income (loss)					(33)	(33)
Balance at Dec. 31, 2016	$ 426	$ 11,627	12,988	$ 4,241	(249)	$ 29,033
Balance (in shares) at Dec. 31, 2016		4,650,808				4,650,808
Net income				407		$ 407
Stock-based compensation			18
Exercise of stock options		$ 2	1
Exercise of stock options (in shares)		738
Restricted stock vesting		$ 8	(8)
Restricted stock vesting (in shares)		3,334
Sale of common stock		$ 0	0
Sale of common stock (in shares)		0
Other comprehensive income (loss)					112	112
Balance at Jun. 30, 2017	426	$ 11,637	12,999	4,648	(137)	29,573
Balance (in shares) at Jun. 30, 2017		4,654,880
Balance at Dec. 31, 2016	426	$ 11,627	12,988	4,241	(249)	$ 29,033
Balance (in shares) at Dec. 31, 2016		4,650,808				4,650,808
Net income						$ 404
Stock-based compensation			24
Exercise of stock options		$ 10	4
Exercise of stock options (in shares)		3,738
Restricted stock vesting		$ 8	(8)
Restricted stock vesting (in shares)		3,334
Other comprehensive income (loss)					(356)	(356)
Balance at Dec. 31, 2017	426	$ 11,645	13,008	4,772	(732)	$ 29,119
Balance (in shares) at Dec. 31, 2017		4,657,880				4,657,880	[1]
Reclassification of loss on equity securities				0	0
Net income				1,091		$ 1,091
Stock-based compensation			1
Exercise of stock options		$ 7	7
Exercise of stock options (in shares)		3,107
Restricted stock vesting		$ 0	0
Restricted stock vesting (in shares)		0
Sale of common stock		$ 6,240	12,198
Sale of common stock (in shares)		2,496,000
Other comprehensive income (loss)					(462)	(462)
Balance at Jun. 30, 2018	$ 426	$ 17,892	$ 25,214	5,420	(751)	$ 48,201
Balance (in shares) at Jun. 30, 2018		7,156,987				7,156,987
Reclassification of loss on equity securities				$ (443)	$ 443

[1]	Derived from Carolina Trust BancShares, Inc.'s audited financial statements included in its 2017 Annual Report on Form 10-K.